Grant Revenue - Additional Information (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Grant Revenue [Line Items]
Grant revenue	$ 1,595	$ 785
Bill and Melinda Gates Foundation [Member]
Grant Revenue [Line Items]
Grant receivable			$ 3,300
Aggregate grant received	900	2,400
Research and developments costs associated with grant	1,400	700
Grant revenue	1,600	800
Deferred revenue	$ 1,000	$ 1,700